Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000944745
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	CIVISTA BANCSHARES, INC.
Entity Incorporation State Country Code	OH
Entity File Number	001-36192
Entity Tax Identification Number	34-1558688
Entity Address, Address Line One	100 East Water Street
Entity Address, Address Line Two	P.O. Box 5016
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870
City Area Code	(419)
Local Phone Number	625-4121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	CIVB
Entity Emerging Growth Company	false